Investments (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Information About Investments

	2021			2020
	Current	Non Current	Total	Current	Non Current	Total
Investment at amortised cost
Time deposits	$382,000	$103,000	$485,000	$430,000	$80,000	$510,000
Bonds	300,630	96,966	397,596	341,854	39,796	381,650

	682,630	199,966	882,596	771,854	119,796	891,650
Allowance for expected credit losses	(1,016)	(296)	(1,312)	(1,038)	(179)	(1,217)

	681,614	199,670	881,284	770,816	119,617	890,433
Investment at fair value through profit or loss
Investment funds	124,726	—	124,726	—	—	—

	$806,340	$199,670	$1,006,010	$770,816	$119,617	$890,433